UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   August 18, 2018 to September 17, 2018

Commission File Number of issuing entity:  333-165147-01

Central Index Key Number of issuing entity:  0001529658

J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-165147

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Bianca Russo (212) 648-0946
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3851352
38-3851353
38-7003224
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-SB			X
X-A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 17, 2018 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on September 17, 2018

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	7.08%	2	$2,414,663.68

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 18, 2018 to September 17, 2018. The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on August 13, 2018. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2018. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The InterContinental Hotel Chicago Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)(the "Prospectus Supplement")) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. There are no current updates to the net operating income of the significant obligor at this time.

SunTrust Bank, the lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I Mortgage Loan and the SunTrust Bank Portfolio II Mortgage Loan (loans # 2 and loan # 13, respectively, on Annex A-1 of the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)) constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the Prospectus Supplement. [Update with SunTrust financials from FDIC]

	SunTrust Bank
	303 Peachtreet Street, Northeast
	Atlanta, GA 30308
	FDIC Certificate #: 867 Bank Charter Class: SM

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		June 30, 2018
Income and Expense
1	Number of institutions reporting	1
2	Total interest income	3,407,363
3	Total interest expense	415,641
4	Net interest income	2,991,722
5	Provision for loan and lease losses	66,800
6	Total noninterest income	1,363,792
7	Fiduciary activities	151,816
8	Service charges on deposit accounts	308,031
9	Trading account gains & fees	82,689
10	Additional noninterest income	821,256
11	Total noninterest expense	2,568,008
12	Salaries and employee benefits	1,431,620
13	Premises and equipment expense	262,966
14	Additional noninterest expense	873,422
15	Pre-tax net operating income	1,720,706
16	Securities gains (losses)	1,177
17	Applicable income taxes	336,703
18	Income before extraordinary items	1,385,180
19	Discontinued operations (Extraordinary gains - net)*	0
20	Net income attributable to bank	1,380,615
21	Net income attributable to noncontrolling interests	4,565
22	Net income attributable to bank and noncontrolling interests	1,385,180
23	Net charge-offs	152,096
24	Cash dividends	1,150,000
25	Sale, conversion, retirement of capital stock, net	0
26	Net operating income	1,384,238
	Memo:
	Interest income and expense in foreign offices
	Gross fiduciary and related services income
	* Note: Accounting change as of September 2016, Extraordinary Gains,Net now only includes Discontinued Operations Expense.

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		June 30, 2018
Assets and Liabilities
1	Total employees (full-time equivalent)	21,481
2	Total assets	202,064,278
3	Cash and due from depository institutions	5,844,121
4	Interest-bearing balances	3,800,008
5	Securities	30,921,094
6	Federal funds sold & reverse repurchase agreements	35,030
7	Net loans & leases	145,656,561
8	Loan loss allowance	1,649,243
9	Trading account assets	2,985,382
10	Bank premises and fixed assets	1,368,108
11	Other real estate owned	73,590
12	Goodwill and other intangibles	7,928,534
13	All other assets	7,251,858
14	Total liabilities and capital	202,064,278
15	Total liabilities	177,991,163
16	Total deposits	165,212,451
17	Interest-bearing deposits	123,376,922
18	Deposits held in domestic offices	165,212,451
19	% insured	57.13%
20	Federal funds purchased & repurchase agreements	1,441,942
21	Trading liabilities	660,049
22	Other borrowed funds	7,598,712
23	Subordinated debt	929,676
24	All other liabilities	2,148,333
25	Total equity capital	24,073,115
26	Total bank equity capital	23,965,094
27	Perpetual preferred stock	0
28	Common stock	21,600
29	Surplus	13,403,691
30	Undivided profits	10,539,803
31	Noncontrolling interests in consolidated subsidiaries	108,021
	Memoranda:
32	Noncurrent loans and leases	1,997,623
33	Noncurrent loans that are wholly or partially guaranteed by the U.S. government	1,229,512
34	Income earned, not collected on loans	977,193
35	Earning assets	182,802,220
36	Long-term assets (5+ years)	64,204,071
37	Average Assets, year-to-date	201,224,003
38	Average Assets, quarterly	201,017,245
39	Total risk weighted assets	176,051,260
40	Adjusted average assets for leverage capital purposes	194,826,208
41	Life insurance assets	1,386,899
42	General account life insurance assets	1,067,954
43	Separate account life insurance assets	135,007
44	Hybrid life insurance assets	183,938
45	Volatile liabilities	7,513,537
46	Insider loans	1,123,216
47	FHLB advances	1,753,495
48	Loans and leases held for sale	2,236,625
49	Unused loan commitments	95,049,908
50	Tier 1 (core) risk-based capital	19,874,441
51	Tier 2 risk-based capital	2,505,406
52	Total unused commitments	95,049,908
53	Derivatives	234,974,055

Item 7. Change in Sponsor Interest in the Securities.

None

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the September 17, 2018 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ Bianca Russo
Bianca Russo, Managing Director and Secretary

Date: September 28, 2018